                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] ; Amendment Number: __

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    St. Denis J. Villere & Co., LLC
 Address: 601 Poydras Street, Suite 1808
          New Orleans, LA  70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    George V. Young
 Title:   LLC Member
 Phone:   (504) 525-0808

Signature, Place and Date of Signing:

   /s/ George V. Young          New Orleans,  LA          April 26, 2012
-------------------------- ------------------------- -------------------------
      [Signature]                [City, State]                [Date]

 Report Type (Check only one.) :

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-_______________________    __________________________________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:   $ l,241,191
                                               (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.   13F File Number           Name

       ____   28-______________________ ___________________________________

         [Repeat as necessary.]

                                                  St. Denis J. Villere Co., LLC
                                                           13F Report
                                                         March 31, 2012

COLUMN 1                COLUMN 2         COLUMN 3         COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------- --------------- ----------- --------------------- --------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                              ---------------------
                                                    VALUE (X  SHRS OR PRN                 INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS  CUSIP       1,000)       AMT     SH/PRN PUT/CALL DISCRETION MANAGER  SOLE  SHARED    NONE
----------------------- --------------- ----------- --------- ----------- ------ -------- ------------------  ---- ---------- -----
3-D SYS CORP  DEL       COM NEW         88554D 20 5   113,654  4,828,105   Sh                OTHER                 4,828,105
LUMINEX CORP DEL        COM             55027E 10 2    90,688  3,883,867   Sh                OTHER                 3,883,867
VISA INC                COM CL A        92826C 83 9    82,360    697,965   Sh                OTHER                   697,965
POOL CORPORATION        COM             73278L 10 5    80,100  2,140,570   Sh                OTHER                 2,140,570
CONSTANT CONTACT INC    COM             210313 10 2    70,823  2,377,400   Sh                OTHER                 2,377,400
BE AEROSPACE INC        COM             073302 10 1    65,871  1,417,485   Sh                OTHER                 1,417,485
APPLE INC               COM             037833 10 0    64,632    107,802   Sh                OTHER                   107,802
NORTHERN OIL & GAS INC  COM             665531 10 9    56,506  2,724,505   Sh                OTHER                 2,724,505
CARNIVAL CORP           PAIRED CTF      143658 30 0    54,244  1,690,910   Sh                OTHER                 1,690,910
SANDRIDGE ENERGY INC    COM             80007P 30 7    50,508  6,450,585   Sh                OTHER                 6,450,585
FEDEX CORP              COM             31428X 10 6    49,955    543,230   Sh                OTHER                   543,230
ABBOTT LABS             COM             002824 10 0    47,433    773,903   Sh                OTHER                   773,903
SMUCKER J M CO          COM NEW         832696 40 5    46,603    572,800   Sh                OTHER                   572,800
ION GEOPHYSICAL CORP    COM             462044 10 8    45,832  7,105,700   Sh                OTHER                 7,105,700
VARIAN MED SYS INC      COM             92220P 10 5    45,717    662,945   Sh                OTHER                   662,945
EURONET WORLDWIDE INC   COM             298736 10 9    45,052  2,156,632   Sh                OTHER                 2,156,632
EPIQ SYS INC            COM             26882D 10 9    43,768  3,617,220   Sh                OTHER                 3,617,220
NIC INC                 COM             62914B 10 0    31,556  2,598,650   Sh                OTHER                 2,598,650
BANK OF AMERICA
 CONV SER L 7.2         7.25% CNV PFD L 060505 68 2    24,786     25,320   Sh                OTHER                    25,320
FLOWERS FOODS INC       COM             343498 10 1    24,588  1,207,050   Sh                OTHER                 1,207,050
MCDONALDS CORP          COM             580135 10 1    18,579    189,385   Sh                OTHER                   189,385
SCHLUMBERGER LTD        COM             806857 10 8    16,080    229,940   Sh                OTHER                   229,940
CULLEN FROST BANKERS
 INC                    COM             229899 10 9    12,320    211,725   Sh                OTHER                   211,725
SANCHEZ ENERGY CORP     COM             79970Y 10 5    11,418    508,600   Sh                OTHER                   508,600
JPMORGAN CHASE & CO     COM             46625H 10 0     5,161    112,247   Sh                OTHER                   112,247
SOUTHWESTERN ENERGY CO  COM             845467 10 9     4,438    145,020   Sh                OTHER                   145,020
JOHNSON & JOHNSON       COM             478160 10 4     4,215     63,900   Sh                OTHER                    63,900
COCA COLA CO            COM             191216 10 0     3,863     52,196   Sh                OTHER                    52,196
WESTAR ENERGY INC       COM             95709T 10 0     3,596    128,750   Sh                OTHER                   128,750
VERIZON COMMUNICATIONS
 INC                    COM             92343V 10 4     3,525     92,212   Sh                OTHER                    92,212
CHEVRON CORP NEW        COM             166764 10 0     2,905     27,097   Sh                OTHER                    27,097
EXXON MOBIL CORP        COM             30231G 10 2     2,893     33,354   Sh                OTHER                    33,354
MICROSOFT CORP          COM             594918 10 4     2,587     80,190   Sh                OTHER                    80,190
GENERAL MLS INC         COM             370334 10 4     1,838     46,600   Sh                OTHER                    46,600
AT&T INC                COM             00206R 10 2     1,460     46,761   Sh                OTHER                    46,761
NORFOLK SOUTHERN CORP   COM             655844 10 8     1,454     22,082   Sh                OTHER                    22,082
PROCTER & GAMBLE CO     COM             742718 10 9     1,321     19,650   Sh                OTHER                    19,650
CLECO CORP NEW          COM             12561W 10 5     1,144     28,850   Sh                OTHER                    28,850
RAYTHEON CO             COM NEW         755111 50 7     1,082     20,500   Sh                OTHER                    20,500
COLGATE PALMOLIVE CO    COM             194162 10 3       875      8,944   Sh                OTHER                     8,944
MICROCHIP TECHNOLOGY
 INC                    COM             595017 10 4       744     20,000   Sh                OTHER                    20,000
INTERNATIONAL BUSINESS
 MACHS                  COM             459200 10 1       634      3,037   Sh                OTHER                     3,037

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
                                          St. Denis J. Villere Co., LLC
                                                   13F Report
                                                 March 31, 2012

SOUTHERN CO             COM             842587 10 7       629     14,000    Sh               OTHER                    14,000
O REILLY AUTOMOTIVE INC
 NEW                    COM             67103H 10 7       603      6,600    Sh               OTHER                     6,600
CATERPILLAR INC DEL     COM             149123 10 1       591      5,550    Sh               OTHER                     5,550
ALLSTATE CORP           COM             020002 10 1       395     12,000    Sh               OTHER                    12,000
3M CO                   COM             88579Y 10 1       357      4,000    Sh               OTHER                     4,000
ROYAL DUTCH SHELL PLC   SPONS ADR A     780259 20 6       341      4,864    Sh               OTHER                     4,864
TRAVELERS COMPANIES
 INC                    COM             89417E 10 9       302      5,100    Sh               OTHER                     5,100
HOME DEPOT INC          COM             437076 10 2       259      5,150    Sh               OTHER                     5,150
BRISTOL MYERS SQUIBB CO COM             110122 10 8       246      7,300    Sh               OTHER                     7,300
GOLD RESOURCE CORP      COM             38068T 10 5       243     10,000    Sh               OTHER                    10,000
DU PONT E I DE NEMOURS
 & CO                   COM             263534 10 9       216      4,080    Sh               OTHER                     4,080
MCMORAN EXPLORATION CO  COM             582411 10 4       201     18,750    Sh               OTHER                    18,750

                                                    1,241,191